Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000	1,500,000,000
Common stock, shares issued	1,011,096,715	919,263,385	903,263,385
Common stock, shares outstanding	1,011,096,715	919,263,385	903,263,385
Series A Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	756,000	647,500	0
Preferred stock, shares outstanding	756,000	647,500	0
Series B Preferred Stock [Member]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	1,000,000	1,000,000	747,250
Preferred stock, shares outstanding	1,000,000	1,000,000	747,250
Series C Preferred Stock [Member]
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	24,000,000	24,000,000	24,000,000
Preferred stock, shares outstanding	24,000,000	24,000,000	24,000,000